IDENTIFIABLE INTANGIBLE ASSETS - NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
IDENTIFIABLE INTANGIBLE ASSETS - NET
Schedule of intangible assets at the reported balance sheet dates

	Range of
	Estimated	As of March 31, 2022			As of December 31, 2021
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$400,223	$—	$400,223	$402,581	$—	$402,581
Trademarks and trade names	5 – 10	104,140	(98,562)	5,578	104,174	(96,041)	8,133
Patented and unpatented technology	3 – 10	111,982	(99,795)	12,187	112,288	(97,818)	14,470
Customer lists, contracts, and relationships	5 – 11	402,075	(356,071)	46,004	404,421	(350,997)	53,424
Non-compete Covenant	3	900	(844)	56	900	(811)	89
Other identifiable intangible assets	3 – 13	7,054	(6,939)	115	7,110	(6,955)	155
		$1,026,374	$(562,211)	$464,163	$1,031,474	$(552,622)	$478,852

		December 31,
		2021			2020
	Range of
	Estimated
	Useful Lives	Gross	Accumulated	Net	Gross	Accumulated	Net
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trade name	Indefinite	$402,581	$—	$402,581	$409,722	$—	$409,722
Trademarks and trade names	5 – 10	104,174	(96,041)	8,133	104,355	(85,976)	18,379
Patented and unpatented technology	3 – 10	112,288	(97,818)	14,470	106,342	(91,558)	14,784
Customer lists, contracts, and relationships	5 – 11	404,421	(350,997)	53,424	419,673	(336,919)	82,754
Non-compete Covenant	3	900	(811)	89	900	(677)	223
Other identifiable intangible assets	3 – 13	7,110	(6,955)	155	7,147	(6,826)	321
		$1,031,474	$(552,622)	$478,852	$1,048,139	$(521,956)	$526,183

Schedule of the estimated aggregate amortization expense for identifiable intangible assets for the next five years

Based on balances at December 31, 2021, the estimated aggregate amortization expense for identifiable intangible assets for the next five years is as follows (in thousands):

Fiscal Years Ended December 31,
2022	$45,000
2023	$24,752
2024	$2,218
2025	$2,209
2026	$773